UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION


                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number                   811-10419

Exact Name of registrant as specified in charter     NorthQuest Capital
                                                     Fund, Inc.

Address of principal executive offices               16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Name and address of agent for service                Peter J. Lencki
                                                     16 Rimwood Lane
                                                     Colts Neck, NJ 07722

Registrants telephone number, including area code    732-842-3465

Date of fiscal year end:                             12/31/09

Date of reporting period:                            09/30/09

































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(page)
Item 1. Schedule of Investments.



















                         NORTHQUEST CAPITAL FUND, INC.

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

                              September 30, 2009


















                         NorthQuest Capital Fund, Inc.
                                16 Rimwood Lane
                             Colts Neck, NJ  07722
                                 1-800-698-5261

                             www.NorthQuestFund.com












                                     -ii-



(page)
                         NORTHQUEST CAPITAL FUND, INC.




                                                             September 30, 2009


To the Shareholders of NorthQuest Capital Fund, Inc.:

  Our Fund began the year at a share price of $9.05 and ended the past nine months at $9.80. The Fund's total return for this period was +8.29%. The fol-lowing table may be helpful in comparing the Fund's performance with other in-dexes.

                                   2009 Performance
        The Fund & Other Indexes                      Year-To-Date
        ------------------------                      ------------
        NorthQuest Capital Fund                           8.29 %
        Dow Jones Industrials                            10.66 %
        NASDAQ Composite                                 34.58 %
        S&P 500                                          17.03 %

Business Conditions
   The Fund remains in a defensive mode. Our cash position increased during the third quarter to 27% of total Fund assets. The Fund sold its holdings of JPMorgan Chase & Co. (JPM) and the McGraw-Hill Companies (MHP). No purchases of common stock securities occurred during the quarter. The Fund continues to re-position its investment portfolio. Business conditions continue to weaken. The threat of more government spending, debt, and regulations (healthcare and global warming legislation) is forcing businesses to retrench by cutting jobs and inventories. Most small businesses and consumers are short on cash and credit. Additionally, there are no public policy incentives for U.S. companies to expand except for international opportunities. Consequently, the Fund is preparing to shift investments into public companies that can withstand these economic and political conditions.
   Please find enclosed the Fund's financial report and a shareholder account statement. Please do not hesitate to call or write me any comments or questions that you may have about this report.


Sincerely,

/s/ Peter J. Lencki
    President
















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(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                            Schedule of Investments
                            -----------------------
                               September 30, 2009
                               ------------------
                                  (Unaudited)

                                                                    Fair
COMMON STOCKS - 73.69%                  Shares         Cost         Value
----------------------                  ------         ----         -----

Biotechnology Industry - 6.47%
------------------------------
Amgen Inc. *                             2,200   $   126,843   $   132,506
                                                   ----------    ----------

Computer Hardware & Software - 9.18%
-------------------------------------
Fiserv Inc. *                            2,500       109,333       120,500
Symantec Corp. *                         4,100        39,478        67,527
                                                   ----------    ----------
                                                     148,811       188,027
                                                   ----------    ----------

Defense Industry - 9.47%
------------------------
General Dynamics Corp.                   3,000       100,926       193,800
                                                   ----------    ----------

Electrical Products/Equipment - 2.74%
-------------------------------------
Emerson Electric Co.                     1,400        53,883        56,112
                                                   ----------    ----------

Financial Services - 2.67%
--------------------------
U.S. Bancorp                             2,500        74,356        54,650
                                                   ----------    ----------


Diversified Industrials - 10.04%
-------------------------------
Parker-Hannifin Corp.                    2,200       154,608       114,048
United Technologies Corp.                1,500        67,597        91,395
                                                   ----------    ----------
                                                     222,205       205,443
                                                   ----------    ----------

Machinery Industry - 3.38%
--------------------------
Donaldson Co.                            2,000        43,375        69,260
                                                   ----------    ----------





   The accompanying notes are an integral part of these financial statements.

                                       2



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                      Schedule of Investments (continued)
                      -----------------------------------
                               September 30, 2009
                               ------------------
                                  (Unaudited)

                                                                    Fair
COMMON STOCKS:                          Shares         Cost         Value
--------------                          ------         ----         -----

Medical & Drug Industry - 8.34%
-------------------------------
Medtronic, Inc.                          1,800   $    89,689   $    66,240
Stryker Corp. *                          2,300        72,731       104,489
                                                   ----------    ----------
                                                     162,420       170,729
                                                   ----------    ----------

Petroleum & Chemical Industry - 11.15%
-------------------------------------
Exxon Mobil Corporation                  1,500        98,847       102,915
3M Company                               1,700       124,491       125,460
                                                   ----------    ----------
                                                     223,338       228,375
                                                   ----------    ----------

Steel Industry - 4.57%
----------------------
Reliance Steel & Aluminum                2,200        77,197        93,632
                                                   ----------    ----------

Telecommunications Equip. Industry - 2.53%
------------------------------------------
Cisco Systems *                          2,202        35,249        51,835
                                                   ----------    ----------

Utility (Electric) Industry - 3.15%
-----------------------------------
Exelon Corporation                        1,300       51,523        64,506
                                                   ----------    ----------

TOTAL COMMON STOCKS - 73.69%                     $ 1,320,126     1,508,875
                                                   ----------    ----------

OTHER ASSETS LESS LIABILITIES - 26.31%                             538,721
                                                                 ----------

NET ASSETS - 100.00%                                           $ 2,047,596
                                                                 ==========





* Non-income producing during the period.

  The accompanying notes are an integral part of these financial statements.

                                       3



(page)

                         NORTHQUEST CAPITAL FUND, INC.
                         -----------------------------
                         Notes to Financial Statements
                         -----------------------------
                              September 30, 2009
                              ------------------
                                  (Unaudited)
                                  -----------


   At September 30, 2009, the gross unrealized appreciation for all securities totaled $272,464 and the gross unrealized depreciation for all securities totaled $83,715 or a net unrealized appreciation of $188,749. The aggregate cost of securities for federal tax purposes at September 30, 2009 was $1,320,126.


   FAS 157: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

      * Level 1 - quoted prices in active markets for identical investments.

      * Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

      * Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

                                    Investments
      Valuation Inputs:            In Securities
      -----------------            -------------

      Level 1                       $1,508,875
      Level 2                            -
      Level 3                            -
                                    ----------
      Total                         $1,508,875
                                    ==========








                                      4



(page)



                              Investment Advisor
                              ------------------

                         Emerald Research Corporation
                                16 Rimwood Lane
                              Colts Neck, NJ 07722



                                   Custodian
                                   ---------

                         Charles Schwab & Company, Inc.
                                70 White Street
                              Red Bank, NJ 07701



                                 Transfer Agent
                                 --------------

                         Emerald Research Corporation
                                16 Rimwood Lane
                              Colts Neck, NJ 07722



                 Independent Registered Public Accounting Firm
                 ---------------------------------------------

                               Sanville & Company
                               1514 Old York Road
                               Abington, PA 19001



                                 Legal Counsel
                                 -------------

                              The Sourlis Law Firm
                                  The Galleria
                                2 Bridge Avenue
                               Red Bank, NJ 07701







This report and the financial statements contained herein are submitted for the general information of shareholders and not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and material information.

                                      iii



(page)

Item 2. Controls and Procedures.

(a) The Registrant's President and Chief Financial Officer, Peter J. Lencki, has concluded that the Registrant's disclosure controls and procedures (as de-fined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes on the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

      A. EX99Q309.CER
         A separate certification of the principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed herewith as an exhibit to and part of this Form N-Q.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President
                                                         Chief Financial Officer
   Date:  10/13/09


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report to be signed below by the following person on its behalf of the registrant and in capacities and on the date indicated.


   (Registrant)                                    NorthQuest Capital Fund, Inc.

   By (Signature and Title)                          /s/ Peter J. Lencki
                                                         ---------------
                                                         Peter J. Lencki
                                                         President
                                                         Chief Financial Officer
   Date:  10/13/09


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